Loans	6 Months Ended
Jun. 30, 2011
Loans [Abstract]
Loans

NOTE 5. LOANS

For purposes of the disclosures required pursuant to the adoption of amendments to ASC 310, the loan portfolio was disaggregated into segments. A portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for loan losses. There are seven loan portfolio segments that include unsecured, cash value, residential real estate, commercial real estate, business assets, vehicles, and other.

Unsecured – Loans in this segment are any loans, whether guaranteed, endorsed or co-made, that are not fully collateralized. Unsecured loans are subject to the lending policies and procedures described in Note 2. Total unsecured loans as of June 30, 2011 were 0.3% of the total loan portfolio.

Cash Value – These are loans fully secured by cash or cash equivalents. Cash value loans are subject to the lending policies and procedures described in Note 2. Total cash value loans as of June 30, 2011 were 2.0% of the total loan portfolio.

Residential Real Estate – These loans include all mortgages and other liens on residential real estate, as well as vacant land designated as residential real estate. Residential real estate loans are subject to the lending policies and procedures described in Note 2. Total residential real estate loans as of June 30, 2011 were 16.3% of the total loan portfolio.

Commercial Real Estate – The commercial real estate portfolio represents the largest category of the Company's loan portfolio. These loans include all mortgages and other liens on commercial real estate. Commercial real estate loans are subject to the lending policies and procedures described in Note 2. Total commercial real estate loans as of June 30, 2011 were 79.3% of the total loan portfolio.

Business Assets – Loans in this segment are made to businesses and are generally secured by business assets, equipment, inventory, and accounts receivable. Business assets loans are subject to the lending policies and procedures described in Note 2. Total business assets loans as of June 30, 2011 were 1.0% of the total loan portfolio.

Vehicles – Loans in this segment are secured by motor vehicles. Vehicle loans are subject to the lending policies and procedures described in Note 2. Total vehicle loans as of June 30, 2011 were 1% of the total loan portfolio.

Other – Loans in this segment are generally secured by consumer loans, but include all loans that do not belong in one of the other segments. Other loans are subject to the lending policies and procedures described in Note 2. Total other loans as of June 30, 2011 were less than 0.1% of the total loan portfolio.

The allowance for loan losses and loans evaluated for impairment for the three and six months ended June 30, 2011, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
For the three months ended June 30, 2011:
Beginning balance	$106,021	$14,262	$1,829,967	$2,810,638	$328,785	$132,161	$5	$70,198	$5,292,037
Charge-offs	(6,043)	—	(1,790)	(181,240)	—	(5,972)	—	—	(195,045)
Recoveries	2,909	—	—	6,683	1,481	1,175	—	—	12,248
Provision	(44,783)	1,385	264,833	(15,635)	(26,400)	(3,444)	(5)	(25,951)	150,000

Ending balance	$58,104	$15,647	$2,093,010	$2,620,446	$303,866	$123,920	$—	$44,247	$5,259,240

Allowance for loan losses:
For the six months ended June 30, 2011:
Beginning balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764
Charge-offs	(20,915)	—	(34,288)	(273,678)	—	(14,028)	—	—	(342,909)
Recoveries	6,895	—	—	12,659	2,656	1,175	—	—	23,385
Provision	9,104	10,437	(131,535)	646,540	(15,634)	(4,986)	(5)	(158,921)	355,000

Ending balance	$58,104	$15,647	$2,093,010	$2,620,446	$303,866	$123,920	$—	$44,247	$5,259,240

Ending balance – individually evaluated impairment	$573	$—	$1,011,572	$1,198,730	$197,089	$71,736	$—	$—	$2,479,700

Loans:
Ending balance(1)	$780,583	$4,704,932	$37,750,152	$183,593,077	$2,314,489	$2,265,230	$105,365	$—	$231,513,828

Ending balance – Loans individually evaluated for impairment	$49,662	$—	$17,325,001	$35,633,745	$852,986	$169,923	$—	$—	$54,031,317

(1)	Loan balances presented are gross of unearned loan fees of $1,087,983.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2010, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$121,061	$68,835	$2,945,465	$2,821,151	$483,536	$209,172	$41	$—	$6,649,261
Charge-offs	(48,444)	(2,840)	(1,107,937)	(989,904)	—	(16,509)	—	—	(2,165,634)
Recoveries	30,594	—	11,184	195,909	32,450	—	—	—	270,137
Provision	(40,191)	(60,785)	410,121	207,769	(199,142)	(50,904)	(36)	203,168	470,000

Ending balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764

Ending balance – individually evaluated impairment	$4,535	$—	$638,268	$989,599	$255,338	$122,269	$—	$—	$2,010,009

Loans:
Ending balance (1)	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$—	$236,515,975

Ending balance – Loans individually evaluated for impairment	$83,801	$—	$18,707,869	$29,430,587	$1,940,334	$238,945	$—	$—	$50,401,536

(1)	Loan balances presented are gross of unearned loan fees of $970,203.

Impaired loans by portfolio segment are as follows:

	As of June 30, 2011
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$49,662	35,749	$13,913	$49,662	$573
Cash value	—	—	—	—	—
Residential real estate	18,190,715	12,904,637	4,420,364	17,325,001	1,011,572
Commercial real estate	37,853,322	22,903,843	12,729,902	35,633,745	1,198,730
Business assets	852,986	437,662	415,324	852,986	197,089
Vehicles	169,923	89,187	80,736	169,923	71,736
Other	—	—	—	—	—

	As of December 31, 2010
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$83,801	76,446	$7,355	$83,801	$4,535
Cash value	—	—	—	—	—
Residential real estate	21,894,780	17,387,990	1,319,879	18,707,869	638,268
Commercial real estate	31,165,379	22,062,076	7,368,511	29,430,587	989,599
Business assets	1,971,023	1,673,333	267,001	1,940,334	255,338
Vehicles	264,991	80,697	158,248	238,945	122,269
Other	—	—	—	—	—

When the Company measures impairment based on the present value of expected cash flows the changes in the present value of these cash flows on impaired loans are recognized as part of bad-debt expense. Interest income from impaired loans for the six months ended June 30, 2011, by portfolio segment, is as follows:

	Three months ended June 30, 2011		Six months ended June 30, 2011		Year ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment
Unsecured	$66,703	$2,077	$72,402	$3,259	$72,556
Cash value	311,426	—	207,617	4,671	45,829
Residential real estate	17,444,654	79,376	17,865,725	125,531	16,564,446
Commercial real estate	34,281,724	51,256	32,664,678	128,122	25,613,162
Business assets	1,502,104	503	1,648,181	32,181	1,025,838
Vehicles	135,774	337	170,164	444	187,439
Other	—	—	—	—	—

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of June 30, 2011:

	Current	30-89 Days	Greater Than 90 Days Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$697,510	$22,240	$7,083	$29,323	$53,750	$780,583
Cash value	4,667,713	37,219	—	37,219	—	4,704,932
Residential real estate	23,116,561	4,153,328	25,000	4,178,328	10,455,263	37,750,152
Commercial real estate	152,099,430	15,575,708	270,629	15,846,337	15,647,310	183,593,077
Business assets	1,511,967	14,195	—	14,195	788,327	2,314,489
Vehicles	1,736,929	264,893	—	264,893	263,408	2,265,230
Other	105,365	—	—	—	—	105,365

	$183,935,475	$20,067,583	$302,712	$20,370,295	$27,208,058	$231,513,828

Following are the delinquent amounts, by portfolio segment, as of December 31, 2010:

	Current	30-89 Days	Greater Than 90 Days Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$748,934	$86,414	$—	$86,414	$47,447	$882,795
Cash value	4,790,927	33,831	—	33,831	—	4,824,758
Residential real estate	25,093,331	3,101,601	610,925	3,712,526	9,641,790	38,447,647
Commercial real estate	159,067,792	8,305,542	—	8,305,542	18,908,589	186,281,923
Business assets	2,181,829	571,309	—	571,309	633,158	3,386,296
Vehicles	2,174,963	86,212	8,970	95,182	315,852	2,585,997
Other	106,559	—	—	—	—	106,559

	$194,164,335	$12,184,909	$619,895	$12,804,804	$29,546,836	$236,515,975

The accrual of interest on loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due, unless the loan is well-secured. When a loan becomes 90 days past due, it is evaluated to determine if the loan is well-secured and in the process of collection of past due amounts. Loans disclosed as included on nonaccrual status are generally past due over 90 days. However, as of June 30, 2011 two residential real estate loans totaling $994,949 were past due less than 90 days and carried as nonaccrual at management's discretion based on the afore mentioned qualifications. As of June 30, 2011 loans past due over 90 and still accruing have been examined by management to ensure they are well-secured and in the process of collection of past due amounts.

The Company uses an eight-grade internal loan rating system for its loan portfolio as follows:

Grade 1 - Prime (Excellent) – Loans to borrowers with unquestionable financial strength and a solid earning history. This category includes national, international, regional, local entities, and individuals with commensurate capitalization, profitability, income, or ready access to capital markets as well as loans collateralized by cash equivalents. These loans are considered substantially risk free.

Grade 2 - Good (Superior) – Loans which exhibit a strong earnings record, and liquidity and leverage ratios that compare favorably with the industry. There are excellent prospects for continued growth. This category also includes those loans secured within margins with marketable collateral. Limited risk. The elements for risk for these borrowers are slightly greater than those associated with risk grade Prime.

Grade 3 - Acceptable (Average) – Loans to borrowers with a satisfactory financial condition, liquidity, and earnings history which indications that the trend will continue. Working capital is considered adequate and income is sufficient to repay debt as scheduled. Handles normal credit needs in a satisfactory manner.

Grade 4 - Fair (Watch) – Loans to borrowers which may show at least one of the following: start-up operation or venture capital, financial condition, adverse events which have not yet become trends such as sporadic profitability, occasional overdrafts, instances of slow pay, documentation deficiencies. Borrower may also exhibit substantial grantor support. Debt is being handled as agreed, and the primary source of repayment remains available. Circumstances may warrant more than normal monitoring, but are not serious enough to warrant criticism of classification.

Grade 5 - Special Mention – Loans with potential weaknesses which may, if not checked and corrected, would weaken the assets or inadequately protect the Bank's credit position at some future date. These loans may require resolution of specific pending events before the associated risk can be adequately evaluated. These are criticized loans.

Grade 6 - Substandard – Loans, which are inadequately protected by the net worth and cash flow capacity of the borrower or the collateral pledged. The credit risk in this situation relates to the possibility of some loss of principal or interest if the deficiencies are not corrected. These loans are considered classified.

Grade 7 - Doubtful – Loans, which are inadequately protected by the net worth of the borrower or the collateral pledged and repayment in full is improbable on the basis of existing facts, values and conditions. The possibility of loss is high, but because of certain important and reasonable specific pending factors, which may work to the advantage and strengthening of the facility, its classification as an estimated loss is deferred until its more exact status may be determined. These loans are considered classified, as value is impaired. A full or partial reserve is warranted.

Grade 8 - Loss – Loans, which are considered uncollectible and continuance as an unacceptable asset are not warranted. These loans are considered classified and are either charged off or fully reserved against.

The following table presents the Company's loans by risk rating, before unearned loan fees, at June 30, 2011:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$41,048	$—	$—	$—	$—	$—	$41,048
Grade 2 (Superior)	18,607	470	—	363,755	—	25,554	—	408,386
Grade 3 (Acceptable-Average)	483,204	4,394,669	12,099,979	128,588,195	732,532	1,544,937	—	147,843,516
Grade 4 - Fair (Watch)	34,370	79,514	2,003,230	9,084,706	616,392	277,873	105,365	12,201,450
Grade 5 (Special Mention)	24,227	189,231	2,906,057	6,288,504	—	28,793	—	9,436,812
Grade 6 (Substandard)	220,175	—	19,475,595	38,345,113	919,874	386,732	—	59,347,489
Grade 7 (Doubtful)	—	—	1,255,526	759,713	45,691	1,215	—	2,062,145
Grade 8 (Loss)	—	—	9,765	163,091	—	126	—	172,982

	$780,583	$4,704,932	$37,750,152	$183,593,077	$2,314,489	$2,265,230	$105,365	$231,513,828

The following table presents the Company's loans by risk rating at December 31, 2010:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$—	$44,674	$—	$—	$—	$—	$—	$44,674
Grade 2 (Superior)	22,945	70,500	—	371,277	—	42,733	—	507,455
Grade 3 (Acceptable-Average)	538,193	4,006,005	14,756,707	134,777,727	844,321	1,770,983	—	156,693,936
Grade 4 - Fair (Watch)	34,410	703,579	2,717,276	9,840,462	1,707,272	355,056	106,559	15,464,614
Grade 5 (Special Mention)	68,892	—	2,741,872	4,143,158	—	30,812	—	6,984,734
Grade 6 (Substandard)	218,355	—	17,787,787	36,936,982	834,703	381,283	—	56,159,110
Grade 7 (Doubtful)	—	—	444,005	—	—	5,130	—	449,135
Grade 8 (Loss)	—	—	—	212,317	—	—	—	212,317

	$882,795	$4,824,758	$38,447,647	$186,281,923	$3,386,296	$2,585,997	$106,559	$236,515,975

Each loan is assigned a risk rating at origination, and grades are continuously assessed as part of the bank's loan grading system based on loan review results as well as internal evaluations. Grades are changed as necessary based on the most recent information and indications available for each loan.